Document and Entity Information	May 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 4, 2021, Athenex, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) disclosing, among other things, that on May 4, 2021, Athenex completed the transaction contemplated by an Agreement and Plan of Merger, by and among Kuur Therapeutics, Inc., a Delaware corporation and a developer of off-the-shelf CAR-NKT cell immunotherapies for the treatment of solid and hematological malignancies (“Kuur”), Athenex Pharmaceuticals LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”) and certain other parties thereto. Pursuant to the terms of the Merger Agreement, Merger Sub was merged with and into Kuur (the “Merger”) effective as of May 4, 2021, with Kuur surviving the Merger as a wholly-owned subsidiary of the Company. This amendment to the Original 8-K is being filed for the purpose of satisfying the Company’s undertaking to file the financial statements and pro forma financial information required by Item 9.01 of Form 8-K, and this amendment should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K.
Document Period End Date	May 04, 2021
Entity Registrant Name	ATHENEX, INC.
Entity Central Index Key	0001300699
Entity Emerging Growth Company	false
Entity File Number	001-38112
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	43-1985966
Entity Address, Address Line One	1001 Main Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	427-2950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ATNX
Security Exchange Name	NASDAQ